Goodwill And Other Intangible Assets, Net (Schedule Of Aggregate Goodwill And Other Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 1,036,480	$ 799,760
Accumulated amortization	567,357	519,522
Amortized cost	469,123	280,238
Technology
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	417,636	326,290
Accumulated amortization	$ 253,801	237,854
Expected useful lives, years	21 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 401,899	275,351
Accumulated amortization	$ 135,816	118,179
Expected useful lives, years	22 years
Trademarks and other
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 216,945	198,119
Accumulated amortization	$ 177,740	$ 163,489
Expected useful lives, years	9 years